Employee Benefits - Summary of Change in Plan Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₨ 3,205	₨ 2,993	₨ 2,682
Net interest expense on net defined benefit liability	95	45	45
Net charge to consolidated statement of income	3,300	3,038	2,727
Actual return on plan assets	₨ 1,646	₨ 1,828	₨ 184